UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           October 29, 2009
-------------------     ---------------------------      --------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:   $480,782
                                         (thousands)


List of Other Included Managers:

No.  Form 13F File Number

1    28-12449                     The Nomad Investment Partnership L.P.


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                             TITLE OF                VALUE       SHRS OR  SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS       CUSIP       (X$1000)    PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE     SHARED      NONE

AMAZON COM INC               COM         023135106   203,525    2,180,000 SH        SHARED-DEFINED   1      0       2,180,000    0
BERKSHIRE HATHAWAY INC DEL   CL A        084670108    55,550          550 SH        SHARED-DEFINED   1      0             550    0
BROOKFIELD HOMES CORP        COM         112723101     6,346      950,000 SH        SHARED-DEFINED   1      0         950,000    0
CB RICHARD ELLIS GROUP INC   CL A        12497T101    12,914    1,100,000 SH        SHARED-DEFINED   1      0       1,100,000    0
COSTCO WHSL CORP NEW         COM         22160K105    76,113    1,350,000 SH        SHARED-DEFINED   1      0       1,350,000    0
LIBERTY GLOBAL INC           COM SER A   530555101    42,883    1,900,000 SH        SHARED-DEFINED   1      0       1,900,000    0
M D C HLDGS INC              COM         552676108     2,779      800,000 SH        SHARED-DEFINED   1      0         800,000    0
MOHAWK INDS INC              COM         608190104    29,091      610,000 SH        SHARED-DEFINED   1      0         610,000    0
U S G CORP                   COM NEW     903293405    10,308      600,000 SH        SHARED-DEFINED   1      0         600,000    0
UMPQUA HLDGS CORP            COM         904214103    16,260    1,534,000 SH        SHARED-DEFINED   1      0       1,534,000    0



SK 00468 0164 1035563